Asset Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Goodwill and other impairments	$ 170	$ 977	$ 36
Long-Lived Assets and Intangible Assets
Property, Plant and Equipment [Line Items]
Goodwill and other impairments	$ 109	$ 159	$ 36